Revenue	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue
11. Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the three and six months ended September 30, 2024 and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$20.1	$28.2	$56.1	$94.1
Home Entertainment
Digital Media	114.5	165.7	254.6	339.8
Packaged Media	12.5	16.1	21.8	42.0

Total Home Entertainment	127.0	181.8	276.4	381.8
Television	108.7	100.8	196.7	149.3
International	148.0	79.7	216.0	160.7
Other	3.3	5.4	8.8	16.6

Total Motion Picture revenues (1)	407.1	395.9	754.0	802.5

Television Production
Television	313.1	221.8	473.2	371.9
International	49.7	73.6	85.5	105.6
Home Entertainment
Digital Media	34.3	84.2	53.2	96.0
Packaged Media	0.5	0.3	1.3	0.7

Total Home Entertainment	34.8	84.5	54.5	96.7
Other	19.0	14.0	44.8	38.2

Total Television Production revenues (2)	416.6	393.9	658.0	612.4

Total revenues	$823.7	$789.8	$1,412.0	$1,414.9

(1)
Total Motion Picture revenues for the three months ended September 30, 2024 and 2023 includes $72.1 million and $60.5 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business. Total Motion Picture revenues for the six months ended September 30, 2024 and 2023 includes $136.3 million and $77.1 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the three months ended September 30, 2024 and 2023 includes $149.9 million and $130.3 million, respectively, of revenues from licensing Television Production segment product to the Starz Business. Total Television Production revenues for the six months ended September 30, 2024 and 2023 includes $189.4 million and $211.3 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at September 30, 2024 are as follows:

	Rest of Year Ending March 31,	Year Ending March 31,
	2025	2026	2027	Thereafte r	Total
	(Amounts in millions)
Remaining Performance Obligations	$824.0	$781.8	$114.4	$58.6	$1,778.8

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $
68.6
 million and $
157.9
 million, respectively, including variable and fixed fee arrangements, were recognized during the three and six months ended September 30, 2024, from performance obligations satisfied prior to March 31, 2024. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue. See the unaudited condensed consolidated balance sheets or Note 19 for accounts receivable, contract assets and deferred revenue balances at September 30, 2024 and March 31, 2024.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Company estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the provision for doubtful accounts consisted of the following:

	March 31 , 2024	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off	September 30 , 2024
	(Amounts in millions)
Provision for doubtful accounts	$6.4	$(1.1)	$2.5	$(1.0)	$6.8

(1)	Represents a measurement period adjustment to the provision for doubtful accounts acquired in the acquisition of eOne (see Note 3).

Contract Assets.
Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire. See Note 19 for contract assets at September 30, 2024 and March 31, 202
4.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. Revenues of $
34.5
 million and $
108.6
 million, respectively, were recognized during the three and six months ended September 30, 2024, related to the balance of deferred revenue at March 31, 2024.

12. Revenue
Revenue by Segment, Market or Product Line
The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2024, 2023 and 2022. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$226.5	$120.7	$65.3
Home Entertainment
Digital Media	652.3	527.5	497.1
Packaged Media	84.0	70.5	115.0

Total Home Entertainment	736.3	598.0	612.1
Television	274.4	217.8	257.9
International	391.0	365.0	234.4
Other	28.1	22.2	15.6

Total Motion Picture revenues (1)	1,656.3	1,323.7	1,185.3

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Television Production
Television	788.5	1,144.3	1,094.5
International	228.8	277.7	256.5
Home Entertainment
Digital Media	240.6	241.7	85.1
Packaged Media	2.0	3.3	6.9

Total Home Entertainment	242.6	245.0	92.0
Other	70.2	93.1	88.0

Total Television Production revenues (2)	1,330.1	1,760.1	1,531.0

Total revenues	$2,986.4	$3,083.8	$2,716.3

(1)
Total Motion Picture revenues for the years ended March 31, 2024, 2023 and 2022, includes $128.2 million, $44.2 million, and $38.0 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the years ended March 31, 2024, 2023 and 2022, includes $417.7 million, $731.3 million, and $610.2 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog). Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2024 are as follows:

	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$1,180.1	$486.3	$48.5	$51.0	$1,765.9

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts regardless of duration.
Revenues of $290.6 million, including variable and fixed fee arrangements, were recognized during the year ended March 31, 2024 from performance obligations satisfied prior to March 31, 2023. These revenues were primarily associated with the distribution of television and theatrical product in electronic sell-through and video-on-demand
formats, and to a lesser extent, the distribution of theatrical product in the domestic and international markets related to films initially released in prior periods.
Accounts Receivable, Contract Assets and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable, contract assets and deferred revenue (see Note 1). See the combined balance sheets or Note 19 for accounts receivable, contract assets and deferred revenue balances at March 31, 2024 and 2023.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Company estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Company analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Company performs ongoing credit evaluations and monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Company generally does not require collateral for its trade accounts receivable.
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2023	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (2)	March 31, 2024
	(Amounts in millions)
Trade accounts receivable	$8.7	$(0.3)	$1.3	$(3.3)	$6.4

(1)	Represents the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).
(2)	Represents primarily accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.
Contract Assets.
Contract assets relate to the Company’s conditional right to consideration for completed performance under the contract (e.g., unbilled receivables). Amounts relate primarily to contractual payment holdbacks in cases in which the Company is required to deliver additional episodes or seasons of television content in order to receive payment, complete certain administrative activities, such as guild filings, or allow the Company’s customers’ audit rights to expire. See Note 19 for further details of contract assets at March 31, 2024 and 2023.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation. At March 31, 2024, the current portion of deferred revenue includes $65.6 million from the acquisition of eOne (see Note 2). Revenues of $113.1 million were recognized during the year ended March 31, 2024, related to the balance of deferred revenue at March 31, 2023.

Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue
8
. Revenue
The table below presents programming revenues by segment:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Programming Revenues
Starz Networks	$688.2	$685.6
International (1)	6.3	5.2

Total revenues	$694.5	$690.8

(1)	Includes the continuing operations in India.
Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog) if any. Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at September 30, 2024 are as follows:

	Rest of Year Ending March 31, 2025	Year Ending March 31,
		2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$28.5	$1.0	$—	$—	$29.5

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts, if any, regardless of duration.
Accounts Receivable and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable and deferred revenue. See the condensed combined balance sheets or Note 14 for accounts receivable and deferred revenue balances at September 30, 2024 and March 31, 2024.
Accounts Receivable.
Accounts receivable are presented net of a provision for doubtful accounts. The Starz Business estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Starz Business analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Starz Business monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Starz Business generally does not require collateral for its trade accounts receivable.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Starz Business satisfies the corresponding performance obligation. Revenues of $27.2 million were recognized during the six months ended September 30, 2024 related to the balance of deferred revenue at March 31, 2024.

10. Revenue
The table below presents programming revenues by segment:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Programming Revenues
Starz Networks	$1,382.7	$1,413.1	$1,446.1
International (1)	9.7	9.4	4.6

Total revenues	$1,392.4	$1,422.5	$1,450.7

(1)	Includes the continuing operations in India.

Remaining Performance Obligations
Remaining performance obligations represent deferred revenue on the balance sheet plus fixed fee or minimum guarantee contracts where the revenue will be recognized and the cash received in the future (i.e., backlog), if any. Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2024 are as follows:

	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$28.5	$—	$—	$—	$28.5

The above table does not include estimates of variable consideration for transactions involving sales or usage-based royalties in exchange for licenses of intellectual property. The revenues included in the above table include all fixed fee contracts, if any, regardless of duration.
Accounts Receivable and Deferred Revenue
The timing of revenue recognition, billings and cash collections affects the recognition of accounts receivable and deferred revenue, see Note 1 for further information. See the combined balance sheets or Note 16 for accounts receivable and deferred revenue balances at March 31, 2024 and 2023.
Accounts Receivable.
Accounts receivable are presented net of a provision for credit losses. The Starz Business estimates provisions for accounts receivable based on historical experience for the respective risk categories and current and future expected economic conditions. To assess collectability, the Starz Business analyzes market trends, economic conditions, the aging of receivables and customer specific risks, and records a provision for estimated credit losses expected over the lifetime of the receivables in direct operating expense.
The Starz Business monitors its credit exposure through active review of customers’ financial condition, aging of receivable balances, historical collection trends, and expectations about relevant future events that may significantly affect collectability. The Starz Business generally does not require collateral for its trade accounts receivable.
Credit Risk.
Concentration of credit risk with the Starz Business’s customers is limited due to the Starz Business’s customer base and the diversity of its sales throughout the world. The Starz Business performs ongoing credit evaluations and maintains a provision for potential credit losses. The Starz Business generally does not require collateral for its trade accounts receivable.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Starz Business satisfies the corresponding performance obligation. Revenues of $22.6 million were recognized during the year ended March 31, 2024, related to the balance of deferred revenue at March 31, 2023.